Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Impairment charges on accrued income assets	£ 0	£ 0
Trade and other receivables	1,139	1,257	[1]
Disposal groups classified as held for sale [member]
Disclosure of other provisions [line items]
Trade and other receivables	£ 0	£ 0

[1]	Comparative balances have been restated – see Note 1b.